Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended	28 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000033625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. AI Enhanced Value Fund $
C000033628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. High Dividend Fund $
C000033630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. LargeCap Dividend Fund $
C000042151
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. LargeCap Fund $29,983
C000033631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. MidCap Dividend Fund $
C000042152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. MidCap Fund $
C000247879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. MidCap Quality Growth Fund $10,306
C000189527
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Multifactor Fund $
C000126584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Quality Dividend Growth Fund $
C000239901
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Quality Growth Fund $
C000033632
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. SmallCap Dividend Fund $
C000042153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. SmallCap Fund $
C000126585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. SmallCap Quality Dividend Growth Fund $
C000247880
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. SmallCap Quality Growth Fund $
C000033617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Total Dividend Fund $
C000042125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Value Fund $
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	7.82%			18.47%		12.18%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	7.82%			18.47%		12.18%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%			18.59%		12.50%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%			18.59%		12.50%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%			18.18%		11.80%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%			18.18%		11.80%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	7.82%	13.99%
S&P 500 Equal Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Index
Average Annual Return, Percent	4.09%			17.71%	10.58%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%			18.59%		12.50%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%		17.69%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%			18.18%		11.80%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%			18.18%		11.80%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%			18.18%		11.80%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	13.47%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%			18.18%		11.80%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	7.82%			18.47%		12.18%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%			16.15%		8.79%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%			16.15%		8.79%
WisdomTree U.S. High Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.18%			16.82%		9.39%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%			16.15%		8.79%
WisdomTree U.S. LargeCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.61%			17.58%		11.19%
WisdomTree U.S. LargeCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.56%			18.25%		11.79%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%			16.70%		7.62%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.71%)			16.91%		8.43%
WisdomTree U.S. MidCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.10%			18.88%		8.79%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%			16.70%		7.62%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.71%)			16.91%		8.43%
WisdomTree U.S. MidCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.93%)			19.76%		8.28%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%	11.32%
Russell Midcap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.59%	10.98%
WisdomTree U.S. Quality Growth MidCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.29%)	2.66%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%			18.59%	13.36%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%			18.18%	12.66%
WisdomTree U.S. Multifactor Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.46%			16.97%	11.18%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%			18.18%		11.80%
WisdomTree U.S. Quality Dividend Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.74%			18.11%		12.47%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.76%		23.22%
WisdomTree U.S. Quality Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%		28.05%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.01%)			13.27%		6.30%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.12%)			15.31%		6.07%
WisdomTree U.S. SmallCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.99%			15.75%		6.31%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.01%)			13.27%		6.30%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.12%)			15.31%		6.07%
WisdomTree U.S. SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.97%)			18.96%		7.42%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.01%)			13.27%		6.30%
WisdomTree U.S. SmallCap Quality Dividend Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.85%)			16.61%		7.34%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.86%)	4.39%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.01%)	3.61%
WisdomTree U.S. Quality Growth SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.45%)	(0.74%)
Russell 3000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.66%			16.13%		8.63%
WisdomTree U.S. Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%			17.70%		10.76%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%			16.15%		8.79%